Revenue - Product or service (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 7,137	£ 292	£ 14,112	£ 5,575
Service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	336	133	336	333
Licensing fees - opt-in payments and milestones achieved
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0	3,349
Licensing fees - upfront payments and research funding (including term extension payments)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 6,801	£ 159	£ 13,776	£ 1,893